Schedule of Impacts of Exposure to Interest Rates (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
CDI-indexed debt	BRL 7,386,703	BRL 3,221,481
Probable Scenario
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Total associated to interest rates	14,095,560
Probable Scenario | LIBOR
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative instruments (net position - LIBOR)	(198,734)
Probable Scenario | Index | LIBOR
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
US$ LIBOR-indexed debt	562,123
Probable Scenario | Index | TJLP
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
CDI-indexed debt	942,049
Probable Scenario | Index | CDI
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
CDI-indexed debt	2,120,449
Derivative financial instruments (net position - CDI)	10,669,673
Possible Scenario
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Total associated to interest rates	17,132,083
Possible Scenario | LIBOR
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative instruments (net position - LIBOR)	(211,566)
Possible Scenario | Index | LIBOR
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
US$ LIBOR-indexed debt	660,468
Possible Scenario | Index | TJLP
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
CDI-indexed debt	1,119,643
Possible Scenario | Index | CDI
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
CDI-indexed debt	2,516,488
Derivative financial instruments (net position - CDI)	13,047,050
Remote Scenario
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Total associated to interest rates	20,335,607
Remote Scenario | LIBOR
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative instruments (net position - LIBOR)	(231,488)
Remote Scenario | Index | LIBOR
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
US$ LIBOR-indexed debt	715,699
Remote Scenario | Index | TJLP
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
CDI-indexed debt	1,304,957
Remote Scenario | Index | CDI
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
CDI-indexed debt	2,980,156
Derivative financial instruments (net position - CDI)	BRL 15,566,283